Restructuring costs (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
During the twelve months ended December 31, 2025 and 2024 the Company recorded the following activity related to the restructuring activities in accrued expenses and other current liabilities on the balance sheet:

	Year ended December 31,
	2025	2024
	(U.S. $ in thousands)
Accrued expenses and other current liabilities as of January 1,	$3,859	$—
Restructuring charges and exchange rate impact	3,394	10,058
Cash payments	(5,261)	(6,199)
Accrued expenses and other current liabilities as of December 31,	$1,992	$3,859
During the twelve months ended December 31, 2025, 2024 and 2023 the Company recognized the following restructuring charges, related to the restructuring activities:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in thousands)
Cost of revenues*	$6,733	$571	$12,316
Research and development, net	1,818	4,373	2,683
Selling, general and administrative	504	5,114	4,178
Total restructuring charges	$9,055	$10,058	$19,177
*Includes inventory write-off $3.7 million, $0.0 million and $3.4 million under Cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss during the twelve months ended December 31, 2025, 2024 and 2023, respectively.